Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	$ 16,020	$ 15,409
Gross loans originated	1,346	4,296
Principal payments	(3,762)	(3,897)
Derecognition of allowance associated with Liquid Sale	(2,131)
Re-measurement of allowance before transfers	2,362	306
Re-measurement of amounts transferred between stages	9,505	19,194
Net amounts written off against allowance	(14,454)	(19,288)
Allowance for loan losses ending balance	8,886	16,020
Stage 1 [Member]
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	7,479	6,951
Gross loans originated	1,346	4,296
Principal payments	(2,448)	(2,536)
Derecognition of allowance associated with Liquid Sale	(1,575)
Re-measurement of allowance before transfers	1,702	523
Re-measurement of amounts transferred between stages	(145)	(84)
Transfer to (from) Stage 1 – 12 month ECLs	173	96
Transfer to (from) Stage 2 - Lifetime ECLs	(124)	(238)
transfer to (from) Stage 3 - Lifetime ECLs	(983)	(1,529)
Allowance for loan losses ending balance	5,425	7,479
Stage 2 [Member]
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	1,783	2,118
Principal payments	(476)	(449)
Derecognition of allowance associated with Liquid Sale	(247)
Re-measurement of allowance before transfers	128	(197)
Re-measurement of amounts transferred between stages	636	1,528
Transfer to (from) Stage 1 – 12 month ECLs	(122)	(76)
Transfer to (from) Stage 2 - Lifetime ECLs	125	240
transfer to (from) Stage 3 - Lifetime ECLs	(1,055)	(1,381)
Allowance for loan losses ending balance	772	1,783
Stage 3 [Member]
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	6,758	6,340
Principal payments	(838)	(912)
Derecognition of allowance associated with Liquid Sale	(309)
Re-measurement of allowance before transfers	532	(20)
Re-measurement of amounts transferred between stages	9,014	17,750
Transfer to (from) Stage 1 – 12 month ECLs	(51)	(20)
Transfer to (from) Stage 2 - Lifetime ECLs	(1)	(2)
transfer to (from) Stage 3 - Lifetime ECLs	2,038	2,910
Net amounts written off against allowance	(14,454)	(19,288)
Allowance for loan losses ending balance	$ 2,689	$ 6,758